CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	30,240,687	30,240,687	26,571,574
Common Stock, Shares, Outstanding	30,240,687	30,240,687	26,571,574